Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Exploration and evaluation of oil and gas reserves
26.	Exploration and evaluation of oil and gas reserves
The exploration and evaluation activities include the search for oil and gas reserves from obtaining the legal rights to explore a specific area to the declaration of the technical and commercial viability of the reserves.
Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	12.31.2019	12.31.2018
Property plant and equipment
Opening Balance	4,132	4,522
Additions to capitalized costs pending determination of proved reserves	510	379
Capitalized exploratory costs charged to expense	(216)	(10)
Transfers upon recognition of proved reserves	—	(95)
Cumulative translation adjustment	(164)	(664)

Closing Balance	4,262	4,132

Intangible Assets (**)	18,919	1,980

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	23,181	6,112

(*)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**)	The signature bonuses related to the results of the 16 th ANP bidding round and Surplus Oil of Transfer of Rights Agreement are described in note 24.
Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2019	2018 Reclassified	2017 Reclassified
Exploration costs recognized in the statement of income
Geological and geophysical expenses	477	330	361
Exploration expenditures written off (includes dry wells and signature bonuses)	308	87	279
Contractual penalties	4	91	152
Other exploration expenses	10	16	8

Total expenses	799	524	800

Cash used in :
Operating activities	485	346	371
Investment activities	17,265	1,273	1,794

Total cash used	17,750	1,619	2,165

For the year ended December 31, 2019, the Company recognized a provision in the amount of US$ 4 (US$ 91 in US$ 2018 and US$ 152 in 2017) arising from potential contractual penalties for non-compliance
with minimum percentages of local content in 125 blocks for which the exploratory phases were concluded.
26.1. Accounting policy for exploration and evaluation of oil and gas reserves
The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

•	Geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility can be demonstrated are expensed.

•
Amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility can be demonstrated.

•
Costs directly attributable to exploratory wells, including their equipment and installations, pending determination of proved reserves are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the economic and operating viability of the project is under way. An internal commission of technical executives of the Company reviews these conditions monthly for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations. For additional information on proved reserves estimates, see note 4.1.

•	Costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission.

•
Costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas are capitalized within property, plant and equipment.

26.2. Aging of Capitalized Exploratory Well Costs
The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):
Aging of capitalized exploratory well costs (*)

	2019	2018
Exploratory well costs capitalized for a period of one year	219	85
Exploratory well costs capitalized for a period greater than one year	4,043	4,047

Total capitalized exploratory well costs	4,262	4,132

Number of projects relating to exploratory well costs capitalized for a period greater than one year	43	49

	Capitalized costs (2019)	Number of wells
2018	54	1
2017	48	1
2016	292	4
2015	852	14
2014 and previous years	2,797	46

Exploratory well costs that have been capitalized for a period greater than one year	4,043	66

(*)	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.
Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling amount to US$ 4,047. Those costs relate to 43 projects comprising (i) US$3,834 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“
Plano de Avaliação
”) has been submitted for approval by ANP; and (ii) US$213 relate to costs incurred to evaluate the reserves and their potential development.